TriplePoint Success Fee (Tables)	12 Months Ended
Dec. 31, 2021
Triple Point Success Fee [Abstract]
Summary of Loss Recognized on Derivative with TriplePoint Loan

The following table presents the loss recognized by the Company on the derivative associated with the TriplePoint loan (in USD thousands):

	2021	2020	2019
As of January 1	$1,024	$557	$447
Loss on derivative	1,444	467	110
As of December 31	$2,468	$1,024	$557

Summary of Key Assumptions in Valuation of Derivative

Key assumptions in the valuation of the derivative in 2021 and 2020 included (in USD thousands when noted in USD):

	December 31,
	2021	2020
Equity value of the Company	N/A	$465,307
Expected time of the sale or IPO	N/A	75% - 3 years 25% - 0.75 years
Volatility	N/A	50%

Summary of Key Assumptions on Derivative Values Set Out

If the key assumptions were varied as indicated below, the derivative would have the values set out in the table below (in USD thousands):

	December 31,
	2021	2020
Equity value of the Company +10%	N/A	1,179
Equity value of the Company -10%	N/A	864
Expected time of the IPO or sale 3 months earlier	N/A	1,039
Expected time of the IPO or sale 3 months later	N/A	1,016
Volatility +10%	N/A	1,055
Volatility -10%	N/A	993